Disclosure of detailed information about financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 5,700
Cash and cash equivalents	115	$ 553	$ 3,228	$ 1,285	$ 8,604	$ 2,824
Loans and borrowings	33,248	32,388	$ 31,900	28,561	23,091
Trade and other payables	$ 18,400
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		6,506		6,921	6,539
Cash and cash equivalents		553		1,285	8,604
Restricted cash		608		1,195	1,140
Total		7,667		9,401	16,283
Loans and borrowings		32,388		28,561	23,091
Trade and other payables		16,029		11,324	5,750
Total		$ 48,417		$ 39,885	$ 28,841